JRS
Nuveen Real Estate Income Fund
Portfolio of Investments    September 30, 2020
(Unaudited)
Shares	Description (1)	Value
	LONG-TERM INVESTMENTS – 142.6% (96.9% of Total Investments)
	REAL ESTATE INVESTMENT TRUST COMMON STOCKS – 91.1% (61.9% of Total Investments)
	Health Care – 8.4% (5.7% of Total Investments)
396,825	Healthpeak Properties Inc, (2)	$10,773,799
191,295	Welltower Inc, (2)	10,538,441
	Total Health Care	21,312,240
	Hotels – 2.9% (2.0% of Total Investments)
198,730	Host Hotels & Resorts Inc, (2)	2,144,297
671,430	Sunstone Hotel Investors Inc, (2)	5,331,154
	Total Hotels	7,475,451
	Industrial – 11.9% (8.1% of Total Investments)
39,110	Duke Realty Corp, (2)	1,443,159
243,920	First Industrial Realty Trust Inc	9,708,016
190,518	Prologis Inc, (2)	19,169,921
	Total Industrial	30,321,096
	Office – 15.1% (10.2% of Total Investments)
46,400	Alexandria Real Estate Equities Inc	7,424,000
118,345	Boston Properties Inc	9,503,104
253,960	Columbia Property Trust Inc, (2)	2,770,704
233,009	Cousins Properties Inc	6,661,727
199,380	Douglas Emmett Inc	5,004,438
316,200	Hudson Pacific Properties Inc, (2)	6,934,266
	Total Office	38,298,239
	Residential – 23.0% (15.7% of Total Investments)
426,970	American Homes 4 Rent, (2)	12,160,106
194,874	Apartment Investment and Management Co, (2)	6,571,151
78,783	AvalonBay Communities Inc, (3)	11,765,453
123,335	Camden Property Trust	10,974,348
439,955	Invitation Homes Inc, (2)	12,314,341
144,900	UDR Inc	4,725,189
	Total Residential	58,510,588
	Retail – 5.5% (3.7% of Total Investments)
248,000	Kimco Realty Corp	2,792,480
143,445	Regency Centers Corp, (2)	5,453,779
241,620	SITE Centers Corp	1,739,664
0

JRS	Nuveen Real Estate Income Fund (continued)
Portfolio of Investments September 30, 2020
(Unaudited)
Shares	Description (1)	Value
	Retail (continued)
235,580	Weingarten Realty Investors	$3,995,437
	Total Retail	13,981,360
	Specialized – 24.3% (16.5% of Total Investments)
83,030	CoreSite Realty Corp, (3)	9,870,606
296,005	CubeSmart	9,563,922
54,435	Digital Realty Trust Inc, (2)	7,988,881
22,680	Equinix Inc, (2)	17,239,748
53,925	Extra Space Storage Inc, (2)	5,769,436
50,720	Public Storage, (2)	11,296,358
	Total Specialized	61,728,951
	Total Real Estate Investment Trust Common Stocks (cost $197,019,010)	231,627,925

Shares	Description (1)	Coupon	Ratings (4)	Value
	REAL ESTATE INVESTMENT TRUST PREFERRED STOCKS – 51.5% (35.0% of Total Investments)
	Diversified – 4.8% (3.3% of Total Investments)
35,010	Armada Hoffler Properties Inc	6.750%	N/R	857,745
82,830	PS Business Parks Inc	4.875%	BBB	2,214,874
56,075	PS Business Parks Inc	5.200%	Baa2	1,485,988
11,855	PS Business Parks Inc	5.200%	BBB	306,807
50,880	PS Business Parks Inc	5.250%	BBB	1,360,531
238,361	VEREIT Inc	6.700%	BB+	6,037,684
	Total Diversified			12,263,629
	Health Care – 0.1% (0.1% of Total Investments)
17,450	Diversified Healthcare Trust	6.250%	BB	332,597
	Hotels – 4.2% (2.8% of Total Investments)
59,760	DiamondRock Hospitality Co	8.250%	N/R	1,553,760
6,460	Hersha Hospitality Trust	6.500%	N/R	92,830
9,075	Hersha Hospitality Trust	6.500%	N/R	130,499
57,425	Hersha Hospitality Trust	6.875%	N/R	844,147
4,955	Pebblebrook Hotel Trust	6.300%	N/R	112,528
52,335	Pebblebrook Hotel Trust	6.375%	N/R	1,177,014
58,300	Pebblebrook Hotel Trust	6.500%	N/R	1,339,151
214,425	Sunstone Hotel Investors Inc	6.950%	N/R	5,341,327
	Total Hotels			10,591,256
	Industrial – 4.1% (2.8% of Total Investments)
120,230	Monmouth Real Estate Investment Corp, (2)	6.125%	N/R	2,979,300
59,877	Prologis Inc, (5)	8.540%	BBB	4,709,326
2,715	Rexford Industrial Realty Inc	5.625%	BB+	72,762
32,615	Rexford Industrial Realty Inc	5.875%	BB+	840,162
57,851	Rexford Industrial Realty Inc	5.875%	BB+	1,555,035

Shares	Description (1)	Coupon	Ratings (4)	Value
	Industrial(continued)
12,570	STAG Industrial Inc	6.875%	BB+	324,180
	Total Industrial			10,480,765
	Office – 11.7% (8.0% of Total Investments)
9,057	Boston Properties Inc	5.250%	Baa2	228,055
12,713	Highwoods Properties Inc, (5)	8.625%	Baa3	15,891,250
217,510	SL Green Realty Corp	6.500%	Ba1	5,463,851
117,374	Vornado Realty Trust	5.250%	Baa3	2,976,605
72,189	Vornado Realty Trust	5.400%	Baa3	1,811,222
136,188	Vornado Realty Trust	5.700%	Baa3	3,455,090
	Total Office			29,826,073
	Residential – 3.6% (2.4% of Total Investments)
3,700	American Homes 4 Rent	5.875%	BB	97,162
65,105	American Homes 4 Rent	5.875%	BB	1,740,257
97,810	American Homes 4 Rent	6.250%	Ba1	2,689,775
57,077	American Homes 4 Rent	6.350%	BB	1,445,190
25,600	American Homes 4 Rent	6.500%	BB	648,192
34,373	Mid-America Apartment Communities Inc, (3)	8.500%	BBB-	2,217,058
11,578	UMH Properties Inc	6.750%	N/R	291,418
	Total Residential			9,129,052
	Retail – 14.2% (9.6% of Total Investments)
110,975	Federal Realty Investment Trust	5.000%	Baa1	2,981,898
134,567	Kimco Realty Corp	5.125%	Baa2	3,517,581
82,978	Kimco Realty Corp	5.250%	Baa2	2,185,641
45,850	National Retail Properties Inc	5.200%	Baa2	1,177,428
129,000	Saul Centers Inc	6.000%	N/R	3,212,100
1,630	Saul Centers Inc	6.125%	N/R	40,603
5,494	Simon Property Group Inc	8.375%	BBB+	370,845
101,850	SITE Centers Corp	6.250%	Ba1	2,480,048
201,200	SITE Centers Corp	6.375%	BB+	5,013,904
375,717	Taubman Centers Inc, (2)	6.250%	N/R	8,055,372
199,475	Taubman Centers Inc	6.500%	N/R	4,328,608
45,575	Urstadt Biddle Properties Inc	5.875%	N/R	1,084,685
60,825	Urstadt Biddle Properties Inc	6.250%	N/R	1,493,254
	Total Retail			35,941,967
	Specialized – 8.8% (6.0% of Total Investments)
41,955	Digital Realty Trust Inc	5.200%	Baa3	1,140,337
5,285	Digital Realty Trust Inc	5.250%	Baa3	140,053
3,250	EPR Properties	5.750%	Ba1	61,783
81,111	National Storage Affiliates Trust	6.000%	N/R	2,148,630
23,000	Public Storage	4.125%	A3	596,390

JRS	Nuveen Real Estate Income Fund (continued)
Portfolio of Investments September 30, 2020
(Unaudited)
Shares	Description (1)	Coupon	Ratings (4)	Value
	Specialized(continued)
54,000	Public Storage	4.625%	A3	1,453,680
4,169	Public Storage	4.750%	A3	113,855
8,465	Public Storage	4.875%	A3	228,894
44,825	Public Storage	4.900%	A3	1,160,967
82,850	Public Storage, (3)	4.950%	A3	2,129,245
147,424	Public Storage	5.050%	A3	3,874,303
57,260	Public Storage	5.125%	A3	1,464,138
47,297	Public Storage	5.400%	A3	1,207,492
202,320	Public Storage	5.600%	A3	5,705,424
33,910	QTS Realty Trust Inc	7.125%	B-	918,961
	Total Specialized			22,344,152
	Total Real Estate Investment Trust Preferred Stocks (cost $128,303,965)			130,909,491
	Total Long-Term Investments (cost $325,322,975)			362,537,416

Principal Amount (000)	Description (1)	Coupon	Maturity	Value
	SHORT-TERM INVESTMENTS – 4.5% (3.1% of Total Investments)
	REPURCHASE AGREEMENTS – 4.5% (3.1% of Total Investments)
$11,466	Repurchase Agreement with Fixed Income Clearing Corporation, dated 9/30/20, repurchase price $11,465,671, collateralized $11,748,300 U.S. Treasury Notes, 0.375%, due 9/30/27, value $11,695,068	0.000%	10/01/20	$11,465,671
	Total Short-Term Investments (cost $11,465,671)			11,465,671
	Total Investments (cost $336,788,646) – 147.1%			374,003,087
	Borrowings – (41.1)% (6), (7)			(104,500,000)
	Other Assets Less Liabilities – (6.0)% (8)			(15,289,158)
	Net Assets – 100%			$254,213,929
Investments in Derivatives
Interest Rate Swaps - OTC Uncleared
Counterparty	Notional Amount	Fund Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate (Annualized)	Fixed Rate Payment Frequency	Effective Date (9)	Optional Termination Date	Maturity Date	Value	Unrealized Appreciation (Depreciation)
Morgan Stanley Capital Services LLC	$72,400,000	Receive	1-Month LIBOR	1.994%	Monthly	6/01/18	7/01/25	7/01/27	$(8,186,310)	$(8,186,310)

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Real Estate Investment Trust Common Stocks	$231,627,925	$ —	$ —	$231,627,925
Real Estate Investment Trust Preferred Stocks	110,308,915	20,600,576	—	130,909,491
Short-Term Investments:
Repurchase Agreements	—	11,465,671	—	11,465,671
Investments in Derivatives:
Interest Rate Swaps*	—	(8,186,310)	—	(8,186,310)
Total	$341,936,840	$23,879,937	$ —	$365,816,777

*	Represents net unrealized appreciation (depreciation).

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2)	Investment, or portion of investment, is hypothecated. The total value of investments hypothecated as of the end of the reporting period was $98,824,224.
(3)	Investment, or portion of investment, has been pledged to collateralized the net payment obligations for investments in derivatives.
(4)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(5)	For fair value measurement disclosure purposes, investment classified as Level 2.
(6)	Borrowings as a percentage of Total Investments is 27.9%.
(7)	The Fund may pledge up to 100% of its eligible investments (excluding any investments separately pledged as collateral for specific investments in derivatives, when applicable) in the Portfolio of Investments as collateral for borrowings. As of the end of the reporting period investments with a value of $218,655,550 have been pledged as collateral for borrowings.
(8)	Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the-counter (“OTC”) derivatives as well as the OTC cleared and exchange-traded derivatives, when applicable.
(9)	Effective date represents the date on which both the Fund and counterparty commence interest payment accruals on each contract.
LIBOR	London Inter-Bank Offered Rate
4